Administrative expenses	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Administrative expenses

24. Administrative expenses

(a)
This caption is comprised of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,248,183	1,202,017	1,104,822
Taxes and contributions	83,454	77,202	64,008
Rental expenses (c) and Note 8(e)	5,317	9,643	10,958
Total	1,336,954	1,288,862	1,179,788

(b)
Services received from third parties correspond mainly to computer equipment repair and maintenance services, credit cards associated expenses, securities transportation services, agency rentals, advertising and public relations, customer loyalty programs, marketing on digital media, telecommunications and professional fees, among others.
(c)
During the years 2024, 2023 and 2022 corresponds mainly to short-term leases, see Note 3.4(k).